BUSINESS OPTIMIZATION CHARGES	12 Months Ended
Dec. 31, 2020
Restructuring and Related Activities [Abstract]
BUSINESS OPTIMIZATION CHARGES

BUSINESS OPTIMIZATION CHARGES
In recent years, we have undertaken actions to transform our cost structure and enhance operational efficiency. These efforts include restructuring the organization, optimizing the manufacturing footprint, R&D operations and supply chain network, employing disciplined cost management, and centralizing and streamlining certain support functions. From the commencement of our business optimization activities through December 31, 2020, we have incurred cumulative pre-tax costs of approximately $1.1 billion related to these actions. These costs consisted primarily of employee termination costs, implementation costs, contract termination costs, asset impairments and accelerated depreciation. We currently expect to incur additional pre-tax cash costs of approximately $14 million through the completion of the initiatives that are currently underway, primarily related to implementation costs. We continue to pursue cost savings initiatives and, to the extent further cost savings opportunities are identified, we may incur additional restructuring charges and costs to implement business optimization programs in future periods.
We recorded the following charges related to business optimization programs in 2020, 2019, and 2018:

years ended December 31 (in millions)	2020	2019	2018
Restructuring charges	$111	$134	$117
Costs to implement business optimization programs	23	45	94
Accelerated depreciation	—	5	9
Total business optimization charges	$134	$184	$220
For segment reporting, business optimization charges are unallocated expenses.
Costs to implement business optimization programs for the years ended December 31, 2020, 2019 and 2018, respectively, consisted primarily of external consulting and transition costs, including employee compensation and related costs. The costs were generally included within cost of sales, SG&A expense and R&D expense.
For the years ended December 31, 2019 and 2018, respectively, we recognized accelerated depreciation, primarily associated with facilities to be closed. The costs were recorded within cost of sales and SG&A expense.
During the years ended December 31, 2020, 2019 and 2018, we recorded the following restructuring charges:

	2020
(in millions)	COGS	SG&A	R&D	Total
Employee termination costs	$36	$54	$2	$92
Contract termination and other costs	4	4	—	8
Asset impairments	8	3	—	11
Total restructuring charges	$48	$61	$2	$111
	2019
(in millions)	COGS	SG&A	R&D	Total
Employee termination costs	$13	$37	$25	$75
Contract termination and other costs	10	1	—	11
Asset impairments	37	2	9	48
Total restructuring charges	$60	$40	$34	$134
	2018
(in millions)	COGS	SG&A	R&D	Total
Employee termination costs	$30	$51	$19	$100
Contract termination and other costs	4	6	—	10
Asset impairments	1	6	—	7
Total restructuring charges	$35	$63	$19	$117
In conjunction with our business optimization initiatives, we sold property that resulted in a gain of $17 million in 2020. This benefit is reflected within other operating income, net in our consolidated statement of income for the year ended December 31, 2020.
The following table summarizes activity in the liability related to our restructuring initiatives.

(in millions)
Liability balance as of December 31, 2017	$112
Charges	126
Payments	(96)
Reserve adjustments	(16)
Currency translation	(25)
Liability balance as of December 31, 2018	101
Charges	113
Payments	(93)
Reserve adjustments	(27)
Currency translation	(2)
Liability balance as of December 31, 2019	92
Charges	116
Payments	(86)
Reserve adjustments	(16)
Currency translation	7
Liability balance as of December 31, 2020	$113
Reserve adjustments primarily relate to employee termination cost reserves established in prior periods.
Substantially all of our restructuring liabilities as of December 31, 2020 relate to employee termination costs, with the remaining liabilities attributable to contract termination costs. Substantially all of the cash payments for those liabilities are expected to be disbursed by the end of 2022.